Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2025 Fund), Class A)	0 Months Ended
Jun. 27, 2012
(Oppenheimer Transition 2025 Fund) | Class A
Bar Chart Table:
Annual Return 2009	34.15%
Annual Return 2010	12.69%
Annual Return 2011	(5.47%)